INCOME TAXES (Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards		$ 30,481	$ 19,362
Capital losses carry-forwards		1	54
Operating lease liabilities		16,495	15,197
Research and development expenses carryforward		1,742	2,093
Share-based compensation		18,242	12,955
Depreciation differences		582	1,082
Accrued employees costs		3,506	1,774
Intra-entity intellectual property transfer	[1]		1,835
Intangible assets		358
Tax advances		4,032	3,353
Other		139	189
Deferred tax assets		75,578	57,894
Deferred tax liabilities:
Convertible notes		19,415	8,990
Other financial income		15,343
Property and equipment		1,740	299
Operating lease ROU assets		14,999	14,401
Acquired Intangible assets		1,880	1,831
Share-based compensation
Other		1,574	209
Deferred tax liabilities		54,951	25,730
Valuation allowance		(6,797)	(30,470)
Long term receivables [Member]
Deferred tax assets:
Deferred tax assets		1,813	14,730
Long term liabilities [Member]
Deferred tax liabilities:
Deferred tax liabilities		$ 15,643	$ 13,036

[1]	During 2019, the Company completed an intra-entity transfer from US to Israel of certain intangible property (“IP”) rights associated with a subsidiary’s technology platform. This transfer resulted in an income tax expense for US tax purposes of approximately $15,000. As a result of the IP transfer, the Company utilized NOLs and consequently released the valuation allowance.